SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Accounts receivable	$ (174)	$ (133)
Inventories	7	(31)
Other current assets	(41)	(6)
Accounts payable and accrued liabilities	61	103
Contract and other liabilities	9	(47)
Total change in non-cash operating working capital items	$ (138)	$ (114)